[AIM LOGO APPEARS HERE]         Dear Shareholder:

              [PHOTO OF          As the six-month period covered by this report
              CHARLES T. BAUER,  was closing, the U.S. economy continued to move
LETTER        CHAIRMAN OF THE    ahead at a brisk pace. During the final quarter
TO OUR        BOARD OF THE FUND  of 1998, the economy grew at its fastest rate
SHAREHOLDERS  APPEARS HERE]      in two and a half years. Total gross domestic
                                 product (GDP) growth for 1998 was 3.9%.
   There was a different story overseas. Throughout the second half of 1998, the global economy continued to experience economic turmoil, financial instability and increased credit concerns. Certain regions, particularly
Asia, Russia and Latin America, remained in a severe downturn.
   As a result of this global meltdown, the U.S. Federal Open Market
Committee of the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.5% to 4.75% in three steps between September and November. The discount rate was also reduced from 5% to 4.5%. Interest rates were lowered, not to stimulate an already strong U.S. economy, but to minimize the impact of the international economic crises upon the U.S. economy and to decrease volatility and calm the financial markets. In the United States and Europe, financial markets were very volatile, but the underlying economies continued surprisingly strong growth.
   The yield on the one-year Treasury bill, which was as high as 5.32% in early July, dropped to 4.37% in early December as an increase in the one-year Treasury bill's price caused its yield to decline. The price increase was a result of investors' demand for Treasuries in a "flight to quality" environment resulting from the international crises and credit concerns.

YOUR INVESTMENT PORTFOLIO

Although the Treasury bill yield curve remained expensive compared to the federal funds rate target for most of the reporting period, the Portfolio held to its consistent investment discipline, maintaining a relatively short, laddered portfolio structure. This structure is used to help ensure the Portfolio's yield is not unduly influenced by reinvestment rates on any particular maturity date. As Treasury bill rates plunged, the portfolio managers looked to take advantage of relatively cheaper coupon securities to help add value. The weighted average maturity was held between 28 and 59 days during the fiscal year. At the close of the period, the weighted average maturity was 43 days.
   This strategy produced competitive yields. As of February 28, 1999, the average monthly yield of the Private Investment Class of the Portfolio was 4.04%; the seven-day yield was 4.06%.
   The Portfolio holds the highest credit quality ratings given by three widely known credit-rating agencies. It continues to be rated AAAm by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc. In addition, shortly after the reporting period closed, the Portfolio received the highest rating, AAA, granted by Fitch IBCA. These ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM became the only multi-fund complex to have all of its institutional money market portfolios given the highest rating by three different rating agencies.

                                  (continued)

   Net assets of the Private Investment Class stood at $45.27 million as of the close of the reporting period, up from $31.14 million six months earlier.
   The Treasury TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury, which provides shareholders with dividends exempt from state and local income taxation in certain jurisdictions. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

OUTLOOK FOR THE FUTURE

Statistics released shortly after the close of the reporting period showed that employment gains have exceeded expectations and wage inflation has been virtually non-existent. This caused interest rates to drop, another indication the U.S. economy continues to benefit from the unusual combination of strong growth and low inflation.
   As 1998 ended, there was speculation the Fed might decrease interest rates even more. However, this view changed abruptly with the release of stronger-than-expected adjusted December and January economic numbers during the first quarter of 1999. These numbers and other factors led many to speculate about the Fed changing course and raising short-term rates again.
We believe it is unlikely such a move would be made soon because inflation remains negligible despite robust economic growth. For the 12 months ended February 1999, producer prices were up just 0.5%, and prices for intermediate goods actually fell during February 1999. Retail sales growth and other economic indicators led to estimated annualized GDP growth of 4.6% for the first quarter of 1999.
   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

Respectfully submitted,

/s/ Charles T. Bauer
Charles T. Bauer
Chairman

SCHEDULE OF INVESTMENTS
February 28, 1999
(Unaudited)

                                                   PAR
                                        MATURITY  (000)     VALUE
U.S. TREASURY SECURITIES - 90.92%

U.S. TREASURY BILLS(a) - 39.44%
4.30%                                   03/11/99 $12,000 $ 11,985,625
------------------------------------------------------------------------
4.355%                                  03/18/99   4,000    3,991,935
------------------------------------------------------------------------
4.40%                                   04/08/99   3,700    3,682,869
------------------------------------------------------------------------
4.38%                                   04/15/99   7,500    7,458,938
------------------------------------------------------------------------
4.74%                                   04/22/99  21,800   21,658,096
------------------------------------------------------------------------
                                                           48,777,463
------------------------------------------------------------------------

U.S. TREASURY NOTES - 51.48%

6.25%                                   03/31/99  23,000   23,031,395
------------------------------------------------------------------------
7.00%                                   04/15/99   6,500    6,520,131
------------------------------------------------------------------------
6.375%                                  04/30/99  18,500   18,553,475
------------------------------------------------------------------------
6.375%                                  05/15/99   6,000    6,020,440
------------------------------------------------------------------------
6.25%                                   05/31/99   9,500    9,536,331
------------------------------------------------------------------------
                                                           63,661,772
------------------------------------------------------------------------
   Total U.S. Treasury Securities (Cost
    $112,439,235)                                         112,439,235
------------------------------------------------------------------------
TOTAL INVESTMENTS -- 90.92%                               112,439,235(b)
------------------------------------------------------------------------
ASSETS LESS OTHER LIABILITIES -- 9.08%                     11,232,246
------------------------------------------------------------------------
NET ASSETS -- 100.00%                                    $123,671,481
========================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $112,439,235
----------------------------------------------------------------------
Cash                                                           205,077
----------------------------------------------------------------------
Receivables for:
 Investments sold                                           16,000,000
----------------------------------------------------------------------
 Interest                                                    1,426,176
----------------------------------------------------------------------
Investment for deferred compensation plan                       28,515
----------------------------------------------------------------------
Other assets                                                    24,464
----------------------------------------------------------------------
  Total assets                                             130,123,467
----------------------------------------------------------------------

LIABILITIES:
Payables for:
 Investments purchased                                       5,958,920
----------------------------------------------------------------------
 Dividends                                                     417,430
----------------------------------------------------------------------
 Deferred compensation                                          28,515
----------------------------------------------------------------------
Accrued administrative services fees                             4,191
----------------------------------------------------------------------
Accrued advisory fees                                            9,909
----------------------------------------------------------------------
Accrued distribution fees                                        8,282
----------------------------------------------------------------------
Accrued transfer agent fees                                      6,513
----------------------------------------------------------------------
Accrued trustees' fees                                           1,591
----------------------------------------------------------------------
Accrued operating expenses                                      16,635
----------------------------------------------------------------------
  Total liabilities                                          6,451,986
----------------------------------------------------------------------
NET ASSETS                                                $123,671,481
======================================================================
NET ASSETS:
Institutional Class                                       $ 78,402,320
======================================================================
Private Investment Class                                  $ 45,269,161
======================================================================
SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:
Institutional Class                                         78,376,849
======================================================================
Private Investment Class                                    45,254,398
======================================================================
NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share  $       1.00
======================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $3,442,336
-----------------------------------------------------------------

EXPENSES:
Advisory fees                                            148,136
-----------------------------------------------------------------
Custodian fees                                             1,834
-----------------------------------------------------------------
Administrative services fees                              25,653
-----------------------------------------------------------------
Trustees' fees and expenses                                4,369
-----------------------------------------------------------------
Transfer agent fees                                       12,650
-----------------------------------------------------------------
Distribution fees (Note 2)                               108,650
-----------------------------------------------------------------
Other                                                     30,971
-----------------------------------------------------------------
  Total expenses                                         332,263
-----------------------------------------------------------------
Less: Fee waivers                                       (128,393)
-----------------------------------------------------------------
  Net expenses                                           203,870
-----------------------------------------------------------------
Net investment income                                  3,238,466
-----------------------------------------------------------------
Net realized gain (loss) on sales of investments          (2,637)
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $3,235,829
=================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1999 and the year ended August 31, 1998 (Unaudited)

                                                   FEBRUARY 28,   AUGUST 31,
                                                       1999          1998
                                                   ------------  ------------
OPERATIONS:
 Net investment income                             $  3,238,466  $ 10,328,429
------------------------------------------------------------------------------
 Net realized gain (loss) on sales of investments        (2,637)       42,871
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                         3,235,829    10,371,300
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income:
 Institutional Class                                 (2,333,355)   (8,586,021)
------------------------------------------------------------------------------
 Private Class                                         (905,111)   (1,742,408)
------------------------------------------------------------------------------
Distributions to shareholders from capital gains:
 Institutional Class                                         --      (154,304)
------------------------------------------------------------------------------
 Private Class                                               --       (47,000)
------------------------------------------------------------------------------
Share transactions-net (See Note 4)                 (20,553,084) (153,177,145)
------------------------------------------------------------------------------
  Net increase (decrease) in net assets             (20,555,721) (153,335,578)
------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                               144,227,202   297,562,780
------------------------------------------------------------------------------
  End of period                                    $123,671,481  $144,227,202
==============================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                    $123,631,247  $144,184,331
------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                           40,234        42,871
------------------------------------------------------------------------------
                                                   $123,671,481  $144,227,202
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury TaxAdvantage Portfolio, the Government & Agency Portfolio and the Treasury Portfolio. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $250 million                 0.20%
----------------------------------------
Over $250 million to $500 million  0.15%
----------------------------------------
Over $500 million                  0.10%
----------------------------------------

 During the six months ended February 28, 1999, AIM voluntarily waived advisory fees of $74,068.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1999, the Portfolio reimbursed AIM $25,653 for such services.

 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1999, the Portfolio paid AFS $6,666 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1999, the Private Investment Class paid $54,325 as compensation under the Plan. FMC waived fees of $54,325 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During six months ended February 28, 1999, the Portfolio paid legal fees of $1,252 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the six months ended February 28, 1999 and the year ended August 31, 1998 were as follows:

                            FEBRUARY 28, 1999            AUGUST 31, 1998
                        --------------------------  ---------------------------
                           SHARES        AMOUNT        SHARES        AMOUNT
                        ------------  ------------  ------------  -------------
Sold:
  Institutional Class    225,737,623  $225,737,623   758,084,286  $ 758,084,286
--------------------------------------------------------------------------------
  Private Investment
   Class                 335,050,075   335,050,075   314,695,955    314,695,955
--------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        286,566       286,566       368,100        368,100
--------------------------------------------------------------------------------
  Private Investment
   Class                     471,385       471,385       774,188        774,188
--------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (260,698,032) (260,698,032) (903,477,854)  (903,477,854)
--------------------------------------------------------------------------------
  Private Investment
   Class                (321,400,701) (321,400,701) (323,621,820)  (323,621,820)
--------------------------------------------------------------------------------
Net increase
 (decrease)              (20,553,084) $(20,553,084) (153,177,145) $(153,177,145)
================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Private Investment Class outstanding during the six months ended February 28, 1999, each of the years in the three-year period ended August 31, 1998 and the period December 21, 1994 (date sales commenced) through August 31, 1995.

                                                                    AUGUST 31,
                                           FEBRUARY 28,   ---------------------------------
                                               1999        1998     1997     1996     1995
                                           ------------   -------  -------  -------  ------
Net asset value, beginning of period         $  1.00      $  1.00  $  1.00  $  1.00  $ 1.00
--------------------------------------       -------      -------  -------  -------  ------
Income from investment  operations:
  Net investment income                         0.02         0.05     0.05     0.05    0.04
--------------------------------------       -------      -------  -------  -------  ------
 Total from investment operations               0.02         0.05     0.05     0.05    0.04
--------------------------------------       -------      -------  -------  -------  ------
Less distributions:
  Dividends from net investment income         (0.02)       (0.05)   (0.05)   (0.05)  (0.04)
--------------------------------------       -------      -------  -------  -------  ------
 Total distributions                           (0.02)       (0.05)   (0.05)   (0.05)  (0.04)
--------------------------------------       -------      -------  -------  -------  ------
Net asset value, end of period               $  1.00      $  1.00  $  1.00  $  1.00  $ 1.00
======================================       =======      =======  =======  =======  ======
Total return                                    2.10%        5.04%    4.87%    4.93%   3.69%
======================================       =======      =======  =======  =======  ======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                              $45,269      $31,143  $39,312  $49,978  $5,423
======================================       =======      =======  =======  =======  ======
Ratio of expenses to  average net
 assets(a)                                      0.45%(b)     0.45%    0.45%    0.45%   0.45%(c)
======================================       =======      =======  =======  =======  ======
Ratio of net investment income to
 average net assets(d)                          4.20%(b)     4.80%    4.75%    4.72%   5.21%(c)
======================================       =======      =======  =======  =======  ======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.80% (annualized), 0.78%, 0.74%, 0.85% and 1.02% (annualized) for the periods 1999-1995, respectively.
(b) Ratios are annualized and based on average net assets of $43,819,936.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.85% (annualized), 4.47%, 4.46%, 4.32% and 4.64% (annualized) for the periods 1999-1995, respectively.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                         TRUSTEES
Charles T. Bauer                             Carl Frischling
Bruce L. Crockett                           Robert H. Graham              Short-Term
Owen Daly II                              Prema Mathai-Davis              Investments Trust
Edward K. Dunn, Jr.                         Lewis F. Pennock              (STIT)
Jack M. Fields                                Louis S. Sklar

                         OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
John J. Arthur                     Sr. Vice President & Treasurer
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary         Treasury
Dana R. Sutton               Vice President & Assistant Treasurer         TaxAdvantage
Melville B. Cox                                    Vice President         Portfolio
Karen Dunn Kelley                                  Vice President         ----------------------------------------
J. Abbott Sprague                                  Vice President         Private                           SEMI-
Mary J. Benson     Assistant Vice President & Assistant Treasurer         Investment                        ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer         Class                             REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                FEBRUARY 28, 1999
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary


                      INVESTMENT ADVISOR
                     A I M Advisors, Inc.                                            [LOGO APPEARS HERE]
                 11 Greenway Plaza, Suite 100                                      Fund Management Company
                    Houston, TX 77046-1173
                        (800) 347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                        (800) 659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                     LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO TRUSTEES
               Kramer, Levin, Naftalis & Frankel LLP
                       919 Third Avenue
                      New York, NY 10022

                        TRANSFER AGENT
                   A I M Fund Services, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

This report may be distributed only to current shareholders or to persons who have received a current prospectus.